SHAREHOLDERS' EQUITY	9 Months Ended
Sep. 30, 2013
SHAREHOLDERS' EQUITY [Abstract]
SHAREHOLDERS' EQUITY
NOTE 10:-	SHAREHOLDERS' EQUITY

During the nine months ended September 30, 2013, the Company's Board of Directors granted 675,834 options and 33,000 Restricted Share Units (RSU's) to employees and directors to purchase 708,834 Ordinary shares of the Company. The exercise prices for the options are from $ 3.48 to $ 4.76 per share, with vesting to occur in up to 4 years.

During the nine months ended September 30, 2012 and 2013 the Company recorded share based compensation in total amount of $ 4,245 and $ 2,774, respectively.

During the year ended  December 31, 2012, 240,171 options were exercised at a weighted average exercise price of $ 3.04.

During the nine months ended  September 30, 2013, 292,000 options were exercised at a weighted average exercise price of $ 3.92.

As of September 30, 2013, the total unrecognized estimated compensation cost related to non-vested stock options granted prior to that date was $ 3,378, which is expected to be recognized over a weighted average period of approximately one year